Average Annual Total Returns - FidelityPennsylvaniaMunicipalIncomeFund-PRO - FidelityPennsylvaniaMunicipalIncomeFund-PRO - Fidelity Pennsylvania Municipal Income Fund	Mar. 01, 2025
Fidelity Pennsylvania Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.82%
Past 5 years	0.87%
Past 10 years	2.17%
Fidelity Pennsylvania Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.82%
Past 5 years	0.86%
Past 10 years	2.11%
Fidelity Pennsylvania Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.25%
Past 5 years	1.25%
Past 10 years	2.30%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%
LB039
Average Annual Return:
Past 1 year	1.30%
Past 5 years	1.06%
Past 10 years	2.44%